Average Annual Total Returns - Class D Shares - Janus Henderson Dividend and Income Builder Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	75% MSCI World/25% Bloomberg Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	75% MSCI World/25% Bloomberg Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	75% MSCI World/25% Bloomberg Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	5.15%	6.84%	7.55%	Aug. 01, 2012	4.48%	6.15%	6.76%	Aug. 01, 2012	3.75%	5.41%	5.99%	Aug. 01, 2012	15.90%	12.19%	11.68%	14.26%	10.79%	10.04%